Quarterly Results (unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results (unaudited)

Quarterly Results (unaudited)

Presented below is a summary of the unaudited quarterly financial information for the years ended December 31, 2012 and 2011:

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$7,885,864	$18,292,293	$8,934,702	$9,086,920
Operating income (loss)	$(2,177,228)	$523,104	$(226,147)	$(1,819,328)
Net loss	$(3,254,067)	$(464,306)	$(2,519,815)	$(2,632,544)
Net loss available to common stockholders	$(3,347,108)	$(557,276)	$(2,613,807)	$(2,726,533)
Basic and diluted net loss per share available to common stockholders (1)(2)	$(0.28)	$(0.05)	$(0.21)	$(0.21)

	2011
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Revenues	$9,376,809	$10,863,457	$9,462,391	$10,315,170
Operating loss	$(2,814,639)	$(631,895)	$(733,032)	$(1,892,639)
Net loss	$(4,473,926)	$(2,346,944)	$(2,120,571)	$(3,003,922)
Net loss available to common stockholders	$(5,388,321)	$(2,793,780)	$(2,219,534)	$(3,100,403)
Basic and diluted net loss per share available to common stockholders (1)(2)	$(0.51)	$(0.25)	$(0.19)	$(0.25)

(1)	The sums of the quarterly amounts do not equal loss per share for the years ended December 31, 2012 and 2011 due to the increases in weighted-average shares outstanding over the years.
(2)	Amounts adjusted for all periods presented to reflect impact of additional shares of common stock issued and outstanding as a result of stock dividends.